Income Taxes - Summary of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Tax Assets, Net [Abstract]
Net operating loss carryforwards	$ 42,732	$ 13,699
Property and equipment	49	0
Accruals and reserves	1,525	557
Amortization of intangibles not recognized under GAAP	2,515	1,081
Stock-based compensation	1,509	274
Capitalized research and experimental expenditures	32,237	25,641
Tax Credits	6,490	3,939
Other	825	0
Gross deferred tax assets	87,882	45,191
Less: valuation allowance	(87,182)	(45,180)
Deferred Tax Assets, Net of Valuation Allowance, Total	700	11
Deferred Tax Liabilities, Net [Abstract]
Property and equipment	0	(11)
Other	(700)	0
Deferred tax liabilities	(700)	(11)
Net deferred tax assets	$ 0	$ 0